Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Asset	$ 96,000,000	$ 591,000,000
Forward agreements to purchase foreign currency | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	10,700,000,000	10,778,000,000
Derivatives financial liabilities (assets)	(550,000,000)	(397,000,000)
Asset	$ 36,000,000	$ 61,000,000